Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 5,780,589	$ 1,388,100	$ (1,893)	$ (406,026)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Formation cost paid by Sponsor through promissory note			761
Interest earned on marketable securities held in Trust Account	(41,450)	(33,277)		(78,398)
Unrealized gain (loss) on marketable securities held in Trust Account	1,631	616		(2,211)
Change in fair value of warrant liabilities	(6,376,210)	(2,212,000)		(1,642,290)
Change in fair value of convertible promissory note – related party	(5,400)
Transaction costs allocated to warrants		523,013		523,013
Changes in operating assets and liabilities:
Prepaid expenses	(202,919)	(542,534)
Accounts payable and accrued expenses	137,025	136,690	1,132	636,243
Due to Sponsor		(1,000)	1,000	(1,000)
Net cash (used in) provided by operating activities	(706,734)	(740,392)	1,000	(970,669)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(172,500,000)		(172,500,000)
Net cash used in investing activities		(172,500,000)		(172,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		169,049,999		169,049,999
Proceeds from sale of Private Placement Warrants		5,200,000		5,200,000
Proceeds from promissory note – related party		5,000		5,000
Proceeds from convertible promissory note – related party	350,000
Repayment of promissory note – related party		(88,905)		(88,905)
Payment of offering costs		(271,352)		(296,352)
Net cash provided by financing activities	350,000	173,894,742		173,869,742
Net Change in Cash	(356,734)	654,350	1,000	399,073
Cash – Beginning of period	400,073	1,000		1,000
Cash – End of period	43,339	655,350	1,000	400,073
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs		214,852	69,500
Offering costs paid by Sponsor in exchange for issuance of founder shares			25,000
Deferred offering costs paid through promissory note			83,144
Fair value of Founder Shares attributable to Anchor Investor		4,411,238		4,411,238
Proceeds in excess of fair value of convertible note on issuance date	85,100
Deferred underwriting fee payable		6,037,500
Remeasurement of Class A common stock subject to possible redemption		$ 19,990,222		$ 19,990,222